Deferred compensation awards - Activity relating to SAR Plan B awards (Detail) - SAR Plan B awards [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Outstanding
Outstanding (number of shares), Beginning	39,392,900
Outstanding (number of shares), Granted
Outstanding (number of shares), Exercised	(16,340,900)
Outstanding (number of shares), Forfeited	(399,900)
Outstanding (number of shares), Expired	(313,200)
Outstanding (number of shares), Ending	22,338,900	39,392,900
Outstanding (number of shares), Exercisable, Ending	16,186,800
Weighted-Average grant date fair value per share
Weighted-average grant date fair value per share, Beginning	¥ 508
Weighted-average grant date fair value per share, Granted
Weighted-average grant date fair value per share, Exercised	497
Weighted-average grant date fair value per share, Forfeited	531
Weighted-average grant date fair value per share, Expired	425
Weighted-average grant date fair value per share, Ending	517	¥ 508
Weighted-average grant date fair value per share, Exercisable, Ending	¥ 512
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	3 years 4 months 24 days	4 years 1 month 6 days
Weighted-average remaining life until expiry (years), Exercisable	2 years 6 months